SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents, maturities	three months or less	three months or less
Time deposits, maturity	greater than three months but less than a year	greater than three months but less than a year
Impairment of goodwill			¥ 129,752	¥ 0
Advertising costs	¥ 0		500	2,400
Other than Temporary Impairment Losses, Investments	33,001	$ 5,058	22,353	149,896
Account Handling Expenses	700	100	2,900	6,800
Server Leasing and Maintenance Expenses	3,200	500	4,200	6,100
Lottery insurance expenses	5,100	800	9,900	20,400
Platform Fee	300	50	6,600	12,100
Regulatory and compliance Fees	1,800	300	1,600	2,000
Amortization of intangible assets	2,202	$ 337	29,369	32,910
Operating lease liabilities	9,517		48,347		$ 1,459
Corresponding right-of-use assets	9,327		36,607		1,429
Retained earnings	¥ (2,183,918)		(1,960,692)		(334,700)
Income Tax Examination, Likelihood of Unfavorable Settlement	tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement	tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement
Cumulative Effect, Period of Adoption, Adjustment [Member] | ASU 2016-02
Summary Of Accounting Policies [Line Items]
Operating lease liabilities				61,636
Corresponding right-of-use assets				54,275
Retained earnings | $						$ 0
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Amortization of intangible assets	¥ 1,600	$ 200	28,400	31,500
Accrued Expenses and Other Current Liabilities [Member]
Summary Of Accounting Policies [Line Items]
Advance from customers balance	4,734		5,012		$ 726
Deferred revenue	¥ 5,012	$ 768	8,283	4,477
China, Yuan Renminbi
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.5250				6.5250
United States of America, Dollars
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.5250				6.5250
Multi Group [Member]
Summary Of Accounting Policies [Line Items]
Impairment of goodwill			129,752
Impairment of intangible assets	¥ 0		¥ 181,845	¥ 0